Interim Consolidated Statements of Cash Flows - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
CASH PROVIDED BY (USED IN): OPERATING ACTIVITIES
Net profit (loss) for the period	$ 245,820	$ (250,354)	$ (912,646)	$ (874,951)
Non-Cash Items
Unrealized foreign exchange (gains) losses	(1,795)	(10,150)	9,908	(27,588)
Realized foreign exchange (gains) losses on conversion of convertible promissory notes	0	(640)	0	9,764
Amortization of prepaid expenses	0	0	0	19,927
Common stock issued on conversion of promissory notes	149,039	0	(878,535)	0
Accretion expense	5,957	0	101,900	0
Change in valuation of derivative instruments	(466,622)	0	(511,758)	0
Stock-based compensation	0	0	0	60,000
Interest accrued on convertible promissory notes	5,726	36,014	10,669	52,433
Gain/loss on loss of control of subsidiary	(100,704)	0	(100,669)	0
Changes in non-cash working capital accounts
GST payable (recoverable)	14,057	(3,492)	2,623	(9,201)
Accounts payable and accrued liabilities	11,913	10,164	68,944	(11,634)
Cash flows provided by (used for) operating activities	(145,534)	(218,458)	(452,494)	(781,250)
CASH PROVIDED BY (USED IN): FINANCING ACTIVITIES
Net proceeds received on issuance of promissory notes	81,137	100,851	339,360	610,699
Advances from minority interest	0	56	0	86
Promissory notes repaid	0	0	0	(33,596)
Proceeds on issuance of Class B common shares	0	0	100	100
Cash flows provided by (used for) financing activities	81,137	100,907	339,460	577,289
Net (decrease) increase in cash	(64,397)	(117,551)	(113,034)	(203,961)
Cash (bank indebtedness), beginning of the period	64,519	407,400	113,156	493,810
Cash, end of the period	$ 122	$ 289,849	$ 122	$ 289,849